Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)	12 Months Ended
Dec. 31, 2019
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only) [Abstract]
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Balance Sheets
December 31, 2019 and 2018
(In thousands of US Dollars, except for share and per share data)

	2019	2018
ASSETS
Current assets:
Cash and cash equivalents	7,163	792
Restricted cash	50	50
Other current assets	278	222
Total current assets	7,491	1,064

Non-current assets:
Investments in subsidiaries*	62,484	52,999
Total non-current assets	62,484	52,999

TOTAL ASSETS	69,975	54,063

LIABILITIES AND STOCKHOLDERS EQUITY
Current liabilities:
Convertible notes, net of deferred finance costs of $17 and NIL, respectively	2,588	-
Due to related parties, net of deferred finance costs of $113 and NIL, respectively	24,237
Trade accounts and other payables	883	433
Accrued liabilities	389	1,854
Total current liabilities	28,097	2,287

Non-current liabilities:
Due to related parties, non-current, net of deferred finance costs of NIL and NIL, respectively	-	19,349
Long-term portion of convertible notes, net of deferred finance costs of $212 and NIL, respectively	12,020	11,124
Total liabilities	40,117	32,760

Commitments and contingencies	-	-

STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued	-	-
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2019 and 2018; 26,900,050 and 2,666,184 shares issued and outstanding as at December 31, 2019 and 2018, respectively	3	-
Additional paid-in capital	406,096	385,846
Accumulated deficit	(376,241)	(364,543)
Total Stockholders’ equity	29,858	21,303
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	69,975	54,063

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
 Statements of Loss
For the years ended December 31, 2019, 2018 and 2017
(In thousands of US Dollars, except for share and per share data)

	2019	2018	2017
Expenses:
General and administration expenses	(3,136)	(3,380)	(2,642)
Operating loss	(3,136)	(3,380)	(2,642)

Other (expenses) / income, net:
Interest and finance cost – related party	(8,629)	(8,881)	(5,122)
Gain on debt refinancing	-	-	11,392
Other, net	(22)	(327)	(29)
Total other (expenses) / income, net	(8,651)	(9,208)	6,241

Equity in loss of subsidiaries*	89	(8,470)	(6,834)

Net loss	(11,698)	(21,058)	(3,235)

Net loss per common share
Basic	(0.76)	(8.40)	(1.35)
Weighted average common shares outstanding
Basic	15,332,755	2,507,087	2,389,719

* Eliminated in consolidation

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Statements of Cash Flows
For the years ended December 31, 2019, 2018 and 2017
(In thousands of US Dollars)

	2019	2018	2017
Net cash (used in) / provided by operating activities	(4,090)	(5,609)	6,314

Cash flows used in investing activities:
Investments in subsidiaries	(7,764)	2,413	(40,972)
Net cash (used in) / provided by investing activities	(7,764)	2,413	(40,972)

Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	13,225	-	2,637
Proceeds from convertible notes		-	9,000
Proceeds from related party debt	5,000	2,000	16,200
Net cash provided by financing activities	18,225	2,000	27,837

Net increase / (decrease) in cash and cash equivalents and restricted cash	6,371	(1,196)	(6,821)
Cash and cash equivalents and restricted cash at beginning of period	842	2,038	8,859
Cash and cash equivalents and restricted cash at end of period	7,213	842	2,038

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the period for:
Interest	164	3,648	2,773

Noncash financing activities:
Shares issued to settle unpaid interest in connection with financing – related party	2,115	-	-
Shares issued in lieu of interest payments in connection with financing – related party	3,846	-	-
Shares issued to settle deferred finance cost in connection with financing – related party	239	-	-
Unpaid interest waived – related party	96	-	-
Related party debt drawdown	2,000
Related party debt refinanced	(2,000)
Shares issued in connection with financing	-	1,541	-
Conversion of related party debt into convertible note	-	-	(4,750)

Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only)
Notes To The Condensed Financial Statements
(All amounts in footnotes in thousands of US Dollars)

1.	Basis of Presentation

In the parent-company-only condensed financial statements, the Parent Company’s (the “Company”) investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company did not receive cash dividends from its subsidiaries during the years ended December 31, 2019, 2018 and 2017.

The parent-company-only condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

2.	Transactions with Related Parties

Securities Purchase Agreement:

On May 9, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Jelco in exchange for, among other things, the full and final settlement of certain unpaid interest and the neutralization of the interest rate under the Jelco Notes and the Jelco Loans for the period of April 1, 2019 until December 31, 2019 and a waiver under the Fourth Jelco Loan. In particular, in exchange for: (a) 621,958 Units, Jelco settled $2,115 of unpaid interest through March 31, 2019 and (b) 1,201,571 Units, Jelco (i) amended the interest rate at 0% per annum under each of the Jelco Notes and Jelco Loans for the period between April 1, 2019 and December 31, 2019, resulting in a reduction of interest payments in an aggregate estimated amount of $3,846, and (ii) waived the mandatory prepayment obligation under the Fourth Jelco Loan to prepay the full or any part of the loan by utilizing at least 25% of the net proceeds of any public offering of securities, resulting in a deferred finance cost of $239.

See Note 4 “Transactions with Related Parties” to the consolidated financial statements for further information.

Convertible Notes

On March 12, 2015, the Company issued a convertible note of $4,000 to Jelco for general corporate purposes (First Jelco Note).

On September 7, 2015, the Company issued a revolving convertible note of up to $6,765 to Jelco for general corporate purposes (Second Jelco Note). As amended, the maximum principal amount available to be drawn was increased to $24,665. Following an amendment on March 26, 2019, a drawdown request of up to $3,500 may be made by April 10, 2020 (the “Final Revolving Advance Date”). If the request is not made by the Final Revolving Advance Date, the advance will not be available to be drawn and the principal amount will be decreased to $21,165.

On September 27, 2017, the Company issued a convertible note of $13,750 to Jelco (Third Jelco Note). Of the $13,750 under the note, $4,750 were used to make a mandatory prepayment under the May 2017 Jelco loan facility.
The Company refers to the First Jelco Note, the Second Jelco Note and the Third Jelco Note as the “Jelco Notes”. At Jelco’s option, the Company’s obligation to repay the principal amount(s) under the Jelco Notes or any part thereof may be paid in common shares at a conversion price of $13.50 per share.

See Note 4 “Transactions with Related Parties” to the consolidated financial statements for further information.

Loan Agreements

On October 4, 2016, the Company entered into a $4,150 secured loan facility with Jelco to finance the initial deposits for the vessels Lordship and the Knightship (First Jelco Loan). On November 17, 2016 and November 28, 2016, the Company entered into amendments to this facility, which, among other things, increased the aggregate amount that may be borrowed under the facility to up to $12,800.

On May 24, 2017, the Company entered into an up to $16,200 secured loan facility with Jelco to partially finance the acquisition of the Partnership (Second Jelco Loan). The Company drew down the $16,200 on May 24, 2017. On June 22, 2017 and on August 22, 2017, the Company entered into supplemental letters with Jelco to amend the terms of this loan facility, whereby a mandatory repayment of $4,750 was deferred until September 29, 2017. On September 27, 2017, the facility was amended and restated. The mandatory repayment of $4,750 was financed by the convertible note issued to Jelco on September 27, 2017.

On April 10, 2018, the Company entered into a $2,000 loan facility with Jelco (Third Jelco Loan) for working capital purposes which was refinanced on March 27, 2019 by the Fourth Jelco Loan, described below. All obligations thereunder, including unpaid interest of $96 (which was recorded in equity), were irrevocably and unconditionally discharged pursuant to the deed of release of March 27, 2019.

On March 26, 2019, the Company entered into a $7,000 loan facility with Jelco (Fourth Jelco Loan), the proceeds of which were utilized (i) to refinance the Third Jelco Loan and (ii) for general corporate purposes. The Company drew down the entire $7,000 on March 27, 2019.

The Company refers to the First Jelco Loan, the Second Jelco Loan and the Fourth Jelco Loan as the “Jelco Loans”.

See Note 4 “Transactions with Related Parties” to the consolidated financial statements for further information.

3.	Guarantee

The Company has guaranteed the payment of principal and interest under the terms of the following loan agreements: the March 6, 2015 loan agreement with Alpha Bank A.E., the September 1, 2015 loan agreement with Hamburg Commercial Bank AG, formerly known as HSH Nordbank AG, the September 11, 2015 facility agreement with UniCredit Bank AG, the November 4, 2015 loan agreement with Alpha Bank A.E., the February 13, 2019 facility agreement with Amsterdam Trade Bank N.V, the June 11, 2018 loan agreement with Blue Ocean maritime lending funds managed by EnTrustPermal and the June 28, 2018 sale and leaseback agreement with Hanchen Limited. In the event of a default under these loan agreements, the Company will be directly liable to the lenders. These facilities mature at various times between 2020 and 2026. The maximum potential amount that the Company could be liable for under these guarantee as of December 31, 2019 is $161,287.

See Note 8 “Long-Term Debt” to the consolidated financial statements for further information.

4.	Restrictions Which Limit the Payment of Dividends

Restrictions on Payment of Dividends

The Alpha Bank A.E. loan facility dated March 6, 2015 places a restriction on the Company’s ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy’s net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy’s consolidated installment and debt interest payments for the following eighteen-month period.

The Alpha Bank A.E. loan facility dated November 4, 2015 places a restriction on the Company’s ability to distribute dividends to its shareholders. The amount of the dividends so declared shall not exceed 50% of Seanergy’s net income except in case the cash and marketable securities are equal or greater than the amount required to meet Seanergy’s consolidated installment and debt interest payments for the following eighteen-month period.

Pursuant to the terms of the commitment letters signed on February 24, 2020, we expect the restrictions on the Company’s ability to distribute dividends to be removed.

Restricted Net Assets of Consolidated Subsidiaries

As of December 31, 2019, the restricted net assets of the vessel owning subsidiary of Geniuship under the September 1, 2015 loan agreement with Hamburg Commercial Bank AG amounted to $3,753. As of December 31, 2019, the restricted net assets of the vessel owning subsidiary of Gloriuship under the September 1, 2015 loan agreement with Hamburg Commercial Bank amounted to $4,277. The Hamburg Commercial Bank AG loan agreement places a restriction on the vessel owning subsidiaries’ ability to distribute dividends to the Company, in case the market values of Geniuship and Gloriuship plus any additional security is less than 145% of total loan outstanding.

As of December 31, 2019, the restricted net assets of the vessel owning subsidiary of Partnership that has entered into the February 13, 2019 loan agreement with Amsterdam Trade Bank NV (ATB) amounted to $11,666. The ATB loan agreement places a restriction on the vessel owning subsidiary’s ability to distribute dividends to the Company, unless an additional repayment in an aggregate amount of $3,190 has been made.